Income Tax - tax effects of temporary differences, tax losses and tax credits (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Deferred tax assets	$ 245,272	$ 103,826	$ 80,670
Deferred tax liabilities
Deferred Tax Liabilities, Net	3,904,493	3,767,320	3,843,379
Net deferred tax assets	1,432,508	1,623,062	1,254,366
Net deferred tax liability	5,337,001	5,390,382	5,097,745
BSACV [Member]
Deferred tax assets
Deferred tax assets	250,412	103,877	81,865
Deferred tax liabilities
Deferred Tax Liabilities, Net	5,140	51	1,195
Net deferred tax assets	245,272	103,826	80,670
Accounts payables
Deferred tax assets
Deferred tax assets	1,097,422	1,483,275	1,170,771
Accounts payables | BSACV [Member]
Deferred tax assets
Deferred tax assets	2,481	27,738	16,404
Employee benefits | BSACV [Member]
Deferred tax assets
Deferred tax assets	164,019	53,398	45,519
PTU payable | BSACV [Member]
Deferred tax assets
Deferred tax assets	26,020	20,536	12,917
Accounts receivables
Deferred tax liabilities
Deferred Tax Liabilities, Net	445,198	366,825	421,191
Tax loss carryforwards
Deferred tax assets
Deferred tax assets	271,772	59,883	22,013
Tax loss carryforwards | BSACV [Member]
Deferred tax assets
Deferred tax assets	56,163	0	0
Property, plant and equipments [Member
Deferred tax liabilities
Deferred Tax Liabilities, Net	2,667,824	2,503,172	2,428,358
Property, plant and equipments [Member | BSACV [Member]
Deferred tax assets
Deferred tax assets	1,113
Deferred tax liabilities
Deferred Tax Liabilities, Net		51	59
Prepaid expenses
Deferred tax liabilities
Deferred Tax Liabilities, Net	332,392	647,480	392,800
Prepaid expenses | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	4,593	0	1,136
Other provision
Deferred tax assets
Deferred tax assets	63,314	76,025	54,020
Other provision | BSACV [Member]
Deferred tax assets
Deferred tax assets		2,205	7,025
Deferred tax liabilities
Deferred Tax Liabilities, Net	547
Goodwill
Deferred tax assets
Deferred tax assets		3,879	7,562
Deferred tax liabilities
Deferred Tax Liabilities, Net	584
Derivative financial instruments
Deferred tax liabilities
Deferred Tax Liabilities, Net	3,803	0	0
Inventories
Deferred tax liabilities
Deferred Tax Liabilities, Net	1,696,300	1,639,156	1,601,498
Inventories | BSACV [Member]
Deferred tax assets
Deferred tax assets	616
Intangible assets [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	$ 190,900	$ 233,749	$ 253,898